First Trust Smith Opportunistic Fixed Income ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
First Trust Smith Opportunistic Fixed Income ETF | First Trust Smith Opportunistic Fixed Income ETF
Prospectus [Line Items]
Annual Return [Percent]	5.71%	(15.35%)	(1.12%)	9.15%	8.96%	0.23%